Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Disclosure [Line Items]
Other valuation allowance	$ 10.5
Unrecognized tax benefits income tax penalties and interest expense recognized	(2.2)	$ (86.9)	$ (45.3)
Recognized asset for interest and penalties receivable	3.6
Recognized liability for interest and penalties		2.3	89.1
Unrecognized tax benefits, decrease related to prior periods	$ 0.3	$ 136.8	$ 206.2
State examination period after notification	up to one year
Percentage of global minimum tax on reported profits	15.00%
Minimum
Income Taxes Disclosure [Line Items]
State jurisdictions statutes of limitation period	3 years
Maximum [Member]
Income Taxes Disclosure [Line Items]
State jurisdictions statutes of limitation period	5 years
Tax Years 2016-2019 [Member]
Income Taxes Disclosure [Line Items]
Amount of potential additional income tax expense related to an IRS notice of proposed adjustment subject to interest and penalties.	$ 312.0